Shareholder Report	12 Months Ended
Jul. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Spend Life Wisely Funds Investment Trust
Entity Central Index Key	0001524348
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
C000251712
Shareholder Report [Line Items]
Fund Name	SLW SHORT DURATION INCOME ETF
Trading Symbol	SLWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SLW Short Duration Income ETF, formerly Wisdom Short Duration Income Fund, (the "Fund") for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-866-458-4744 or visit our website at https://slwfunds.com/funds/slws/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://slwfunds.com/funds/slws/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SLW Short Duration Income ETF	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://slwfunds.com/funds/slws/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	SLW Short Duration Income ETF - $108,775	FTSE 3-Month Treasury Bill Index - $106,855
Dec-24	100,000	100,000
Jul-25	103,672	102,744
Jul-26	108,775	106,855

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 19, 2024)
SLW Short Duration Income ETF	4.92%	5.35%
FTSE 3-Month Treasury Bill Index	4.00%	4.19%

Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://slwfunds.com/funds/slws/ for current month-end performance.

Performance Inception Date	Dec. 19, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 387,383,092
Holdings Count | Holding	198
Advisory Fees Paid, Amount	$ 1,249,510
InvestmentCompanyPortfolioTurnover	97.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$387,383,092
# of Portfolio Holdings	198
Portfolio Turnover Rate	97%
Advisory Fees Paid by Fund, Net	$1,249,510

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market	0.07%
Health Care	0.13%
Industrials	1.01%
Information Technology	1.51%
Communication Services	1.64%
Materials	2.07%
Consumer Staples	3.75%
Government & Agency	4.05%
Consumer Discretionary	4.18%
Energy	5.93%
Funds	6.25%
Utilities	6.95%
Real Estate	12.92%
Financials	49.54%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Total Investments)

Table Summary
Value	Value
BB	1.51%
BB+	2.20%
BBB-	20.54%
BBB	21.53%
BBB+	11.63%
A-	11.04%
A	7.60%
A+	2.71%
AA-	2.08%
AA	0.88%
AA+	2.29%
AAA	9.68%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.

Credit Ratings Selection [Text Block]	Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.
Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the period ended July 31, 2026. For more complete information, you may review the Fund’s prospectus dated November 3, 2025, which is available at www.slwfunds.com/documents/slws/ or upon request at 1-866-458-4744. The Fund converted from a mutual fund (formerly known as Wisdom Short Duration Income Fund) to an exchange traded fund as of the close of business on November 4, 2025. Performance and financial history prior to such date reflect the performance and financial history of the fund as a mutual fund; and performance and financial history thereafter reflect the fund as an exchange traded fund. Effective June 8, 2026, the Fund changed its name from the Wisdom Short Duration Income ETF.
C000251713
Shareholder Report [Line Items]
Fund Name	SLW SHORT TERM GOVERNMENT FUND
Trading Symbol	SLWTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the SLW Short Term Government Fund, formerly Wisdom Short Term Government Fund, (the "Fund") Institutional Class shares for the period of August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	Please contact us at 1-866-458-4744 or visit our website at https://slwfunds.com/funds/slwtx/ for additional information.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-458-4744
Additional Information Website	https://slwfunds.com/funds/slwtx/
Expenses [Text Block]

WHAT WERE THE FUND'S COSTS FOR THE LAST YEAR?

(based on a hypothetical $10,000 investment)

Table Summary
FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
SLW Short Term Government Fund	$22	0.22%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.22%
Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://slwfunds.com/funds/slwtx/ for current month-end performance.
Line Graph [Table Text Block]
Table Summary
	SLW Short Term Government Fund - $266,701	FTSE 1-Month Treasury Bill Index - $266,942
Dec-24	250,000	250,000
Jul-25	256,432	256,743
Jul-26	266,701	266,942

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

Table Summary
.	1 YR	Since Inception (December 19, 2024)
SLW Short Term Government Fund	4.00%	4.09%
FTSE 1-Month Treasury Bill Index	3.97%	4.15%

Past performance does not guarantee future results. Call 1-866-458-4744 or visit https://slwfunds.com/funds/slwtx/ for current month-end performance.

Performance Inception Date	Dec. 19, 2024
No Deduction of Taxes [Text Block]
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]
AssetsNet	$ 82,058,973
Holdings Count | Holding	20
Advisory Fees Paid, Amount	$ (50,851)
InvestmentCompanyPortfolioTurnover	108.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Table Summary
Total Net Assets	$82,058,973
# of Portfolio Holdings	20
Portfolio Turnover Rate	108%
Advisor Reimbursed Fund, Net	$(50,851)

Holdings [Text Block]

INDUSTRY

(Expressed as % of Total Investments)

Table Summary
Value	Value
Money Market	5.85%
Government & Agency	94.15%

FIXED INCOME: QUALITY STRUCTURE

(Expressed as a % of Total Investments)

Table Summary
Value	Value
AA+	92.94%
AAA	1.21%

Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.

Credit Ratings Selection [Text Block]	Credit ratings are provided by S&P Global Ratings. A credit rating is an evaluation by a nationally recognized statistical rating organization (NRSRO) of an issuer’s creditworthiness with respect to its debt obligations. Ratings are assigned on a scale generally ranging from AAA (highest) to D (lowest). Credit ratings are subject to change and those above BB are typically issued to those securities considered investment grade.
Material Fund Change Name [Text Block]
Material Fund Change Objectives [Text Block]
Material Fund Change Expenses [Text Block]
Material Fund Change Strategies [Text Block]
Material Fund Change Risks Change [Text Block]
Material Fund Change Adviser [Text Block]
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund during the period ended July 31, 2026. For more complete information, you may review the Fund’s prospectus dated December 1, 2025, which is available at www.slwfunds.com/documents/slwtx/ or upon request at 1-866-458-4744. Effective June 8, 2026, the Fund changed its name from the Wisdom Short Term Government Fund.